Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Other information (Details) € in Millions	Jan. 01, 2023 EUR (€)
Regulatory Framework Related Provisions | Spain
Disclosure of other provisions [line items]
Additional provisions charged to income statement	€ 224